DEBT	12 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
DEBT	DEBT
The components of debt from continuing operations and a reconciliation to the carrying amount of long-term debt is presented in the table below:

	July 31, 2021	July 31, 2020
	(In thousands)
Unsecured
7.50% Convertible Senior Note due March 1, 2024	14,940	14,940
Credit Facilities
MidCap Credit Facility	—	—
Less: unamortized discounts and issuance costs(a)	(5,793)	(7,220)
Total debt, net	9,147	7,720
Less: current portion of debt, net	—	—
Total long-term debt, net	$9,147	$7,720
(a) Amounts include deferred debt issuance costs related to credit facilities of $196 thousand and $334 thousand as of July 31, 2021 and 2020, respectively, which are presented in Other Assets.

MidCap Credit Facility

On December 31, 2019, ModusLink, as borrower, and certain of its subsidiaries as guarantors (the "MidCap Guarantors"), entered into a revolving credit and security agreement (the "MidCap Credit Agreement"), with MidCap, as lender and as agent.

The MidCap Credit Agreement, which has a three year term, provides for a maximum credit commitment of $12.5 million and a sublimit of $5.0 million for letters of credit. The actual maximum credit available under the MidCap Credit Agreement varies from time to time and is determined by calculating the applicable borrowing base, which is based upon applicable percentages of the values of (a) eligible accounts receivable; plus (b) the least of (i) the orderly liquidation value of eligible inventory, (ii) the value of eligible inventory based on first-in-first-out cost or market cost and other adjustments, and (iii) $4.5 million; minus (c) reserves; all as specified in the MidCap Credit Agreement. Amounts borrowed under the MidCap Credit Agreement are due and payable, together with all unpaid interest, fees and other obligations, on December 31, 2022.

Generally, borrowings under the MidCap Credit Agreement bear interest at a rate per annum equal to the LIBOR Rate (as defined in the MidCap Credit Agreement), which is subject to adjustment by MidCap, plus a margin of 4% per annum. In addition to paying interest on outstanding principal under the MidCap Credit Agreement, ModusLink is required to pay an unused line fee of 0.50% per annum. ModusLink is also required to pay a customary letter of credit fee equal to the applicable margin on loans bearing interest at the LIBOR Rate.

Obligations under the MidCap Credit Agreement are guaranteed by the MidCap Guarantors, and the MidCap Credit Agreement is secured by security interests in substantially all of the assets of ModusLink and the MidCap Guarantors, including a pledge of all of the equity interests of each subsidiary of ModusLink that is a domestic entity (subject to certain limited exceptions). Steel Connect, Inc. is not a borrower or a guarantor under the MidCap Credit Agreement.

The MidCap Credit Agreement includes certain representations and warranties of ModusLink, as well as events of default and certain affirmative and negative covenants that are customary for credit agreements of this type. These covenants include restrictions on borrowings, investments and dispositions by ModusLink, as well as limitations on ModusLink's ability to make certain distributions and to enter into transactions with affiliates. The MidCap Credit Agreement requires compliance with certain financial covenants providing for the maintenance of a minimum fixed charge coverage ratio, all as more fully described in the MidCap Credit Agreement.

On December 9, 2020, ModusLink entered into a First Amendment to the MidCap credit agreement ("Amendment No. 1") to permit special cash dividends to be made on or prior to July 31, 2021 in an aggregate amount not to exceed $50.0 million (the "Special Distributions") to the Company. Payment of the Special Distributions eliminated the availability of the general dividend basket for the fiscal year ended July 31, 2021. Special Distributions totaling $40.0 million were made by ModusLink to the Company during the quarter ended January 31, 2021. In addition, Amendment No. 1 incorporates a new minimum liquidity financial covenant, which requires that the sum of excess availability under the MidCap credit agreement and the amount of qualified cash and cash equivalents of the borrower is not less than $3.0 million until the earlier of July 31, 2021 or the date on which the borrower has either distributed the maximum amount of the Special Distributions or waived the ability to make further Special Distributions. Among other things, Amendment No. 1 also increases the percentage of eligible accounts included in the borrowing base from 50% to 75% and amends the condition for borrowing of revolving loans after the effective date of Amendment No. 1 to require evidence that specified availability (the sum of excess availability and the difference between the borrowing base and the aggregate revolving loan commitments) is not less than $3.0 million prior to giving effect to any such borrowing.

On June 2, 2021, ModusLink entered into a Second Amendment to the MidCap credit agreement (“Amendment No. 2”) which extends the time period for payment from ModusLink to the Company of special distributions to July 31, 2022. In addition, the unused line fee was increased to 0.65% in Amendment No. 2 and certain other technical amendments were incorporated.

On July 1, 2021, ModusLink entered into a Third Amendment to the Credit Agreement (“Amendment No. 3”) which increases the effective cap on eligibility of unpaid Eligible Accounts, as defined in the Credit Agreement, from a certain obligor to $8.0 million. In addition, Amendment No. 3 amended the Credit Agreement to require disclosure by ModusLink of certain discount payments owing to certain of its customers which are not expected to be deducted from the Borrowing Base in the future.

Upon the occurrence and during the continuation of an event of default under the MidCap Credit Agreement, MidCap may, among other things, declare all obligations under the MidCap Credit Agreement immediately due and payable and increase the interest rate at which loans and other obligations under the MidCap Credit Agreement bear interest. As of and during the fiscal year ended July 31, 2021, ModusLink was in compliance with all financial covenants in the MidCap Credit Agreement. ModusLink believes it will remain in compliance with the MidCap Credit Agreement’s covenants for the next twelve months. At July 31, 2021, the Company did not have any balance outstanding and had a readily available borrowing capacity under its MidCap Credit Facility of $8.7 million. At July 31, 2020, the Company did not have any balance outstanding on the MidCap Credit Facility.

7.50% Convertible Senior Note

On February 28, 2019, the Company entered into that certain 7.50% Convertible Senior Note Due 2024 Purchase Agreement (the "SPHG Note Purchase Agreement") with SPHG Holdings, whereby SPHG Holdings agreed to loan the Company $14.9 million in exchange for a 7.50% Convertible Senior Note (the "SPHG Note") in the amount of $14.9 million, due 2024, issued to SPHG Holdings (the "SPHG Note Transaction"). The SPHG Note bears interest at the rate of 7.50% per year, payable semi-annually in arrears on March 1 and September 1 of each year, beginning on September 1, 2019. The SPHG Note will mature on March 1, 2024 (the "SPHG Note Maturity Date"), unless earlier repurchased by the Company or converted by the holder in accordance with its terms prior to such maturity date.

The Company has the right to prepay the SPHG Note at any time, upon 10 days' prior written notice, in whole or in part, without penalty or premium, at a price equal to 100% of the then outstanding principal amount of the SPHG Note plus accrued and unpaid interest. The SPHG Note is an unsecured and unsubordinated obligation of the Company and will rank equal in right of payment with the Company's other unsecured and unsubordinated indebtedness, but will be effectively subordinated in right of payment to any existing and future secured indebtedness and liabilities to the extent of the value of the collateral securing those obligations, and structurally subordinated to the indebtedness and other liabilities of the Company's subsidiaries. The SPHG Note contains other customary terms and conditions, including customary events of default.

At its election, the Company may pay some or all of the interest due on each interest payment date by increasing the principal amount of the SPHG Note in the amount of such interest due or any portion thereof (such payment of interest by increasing the principal amount of the SPHG Note referred to as "PIK Interest"), with the remaining portion of the interest due on such interest payment date (or, at the Company's election, the entire amount of interest then due) to be paid in cash by the
Company. Following an increase in the principal amount of the SPHG Note as a result of a payment of PIK Interest, the SPHG Note will bear interest on such increased principal amount from and after the date of such payment of PIK Interest.

SPHG Holdings has the right to require the Company to repurchase the SPHG Note upon the occurrence of certain fundamental changes, subject to certain conditions, at a repurchase price equal to 100% of the principal amount of the SPHG Note plus accrued and unpaid interest. The Company will have the right to elect to cause the mandatory conversion of the SPHG Note in whole, and not in part, at any time on or after March 6, 2022, subject to certain conditions including that the stock price of the Company exceeds a certain threshold.

SPHG Holdings has the right, at its option, prior to the close of business on the business day immediately preceding the SPHG Note Maturity Date, to convert the SPHG Note or a portion thereof that is $1,000 or an integral multiple thereof, into shares of common stock (if the Company has not received a required stockholder approval) or cash, shares of common stock or a combination of cash and shares of common stock, as applicable (if the Company has received a required stockholder approval), at an initial conversion rate of 421.2655 shares of common stock, which is equivalent to an initial conversion price of approximately $2.37 per share (subject to adjustment as provided in the SPHG Note) per $1,000 principal amount of the SPHG Note (the "Conversion Rate"), subject to, and in accordance with, the settlement provisions of the SPHG Note.

For any conversion of the SPHG Note, if the Company is required to obtain and has not received approval from its stockholders in accordance with Nasdaq Stock Market Rule 5635 to issue 20% or more of the total shares of common stock outstanding upon conversion (including upon any mandatory conversion) of the SPHG Note prior to the relevant conversion date (or, if earlier, the 45th scheduled trading day immediately preceding the SPHG Note Maturity Date), the Company shall deliver to the converting holder, in respect of each $1,000 principal amount of the SPHG Note being converted, a number of shares of common stock determined by reference to the Conversion Rate, together with a cash payment, if applicable, in lieu of delivering any fractional share of common stock based on the volume weighted average price (VWAP) of its common stock on the relevant conversion date, on the third business day immediately following the relevant conversion date.

The Company's Board of Directors (the "Board") established a special committee (the "Special Committee"), consisting solely of independent directors not affiliated with SPHG Holdings, to review and consider a financing transaction, including a transaction with SPHG Holdings. The terms and conditions of the SPHG Note Transaction were determined by the Special Committee to be fair and in the best interests of the Company, and the Special Committee recommended that the Board approve the SPHG Note Transaction and the transactions contemplated thereby. The Board approved such transactions. Warren G. Lichtenstein, our Interim Chief Executive Officer and the Executive Chairman of our Board, is also the Executive Chairman of Steel Partners Holdings GP Inc. ("Steel Holdings GP"), the manager of SPHG Holdings. Jack L. Howard is a director of the Company and also affiliated with Steel Holdings GP. William T. Fejes, Jr. was formerly a director of the Company and was affiliated with Steel Holdings GP. Glen Kassan, a director and our Vice Chairman of the Board and former Chief Administrative Officer, is also affiliated with Steel Holdings GP and is currently an employee of Steel Services Ltd. ("Steel Services").

The Company assessed the features of the SPHG Note and determined that the conversion features should not be bifurcated as a derivative liability, but should be accounted for under the cash conversion subsections of ASC 470. The Company valued the debt using similar nonconvertible debt as of the original issuance date of the SPHG Note and bifurcated the conversion option associated with the SPHG Note from the host debt instrument and recorded the conversion option of $8.2 million in stockholders' equity. The initial value of the equity component, which reflected the equity conversion feature, was equal to the initial debt discount. The resulting debt discount on the SPHG Note is being accreted to interest expense at the effective interest rate over the term of the SPHG Note. The equity component is included in the additional paid-in capital portion of stockholders' equity on the Company's consolidated balance sheets. The debt issuance costs were not material. As of July 31, 2021, the if-converted value of the SPHG Note did not exceed the principal value of the SPHG Note. As of July 31, 2021, the remaining period over which the unamortized discount will be amortized is 31 months. The table below presents the net carrying value of the SPHG Note:

	July 31, 2021	July 31, 2020
	(In thousands)
Carrying amount of equity component	$8,200	$8,200

Principal amount of note	$14,940	$14,940
Unamortized debt discount	(5,597)	(6,886)
Net carrying amount	$9,343	$8,054
During the fiscal years ended July 31, 2021 and 2020, the Company recognized interest expense associated with the SPHG Note as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Interest expense related to contractual interest coupon	$1,136	$1,142
Interest expense related to accretion of the discount	1,290	622
	$2,426	$1,764

The effective interest rate on the SPHG Note, including accretion of the discount, is 27.8%.